Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Property, plant and equipment

12 Property, plant and equipment

(€ million)	Land and buildings	E&P wells, plant and machinery	Other plant and machinery	E&P exploration assets and appraisal	E&P tangible assets in progress	Other tangible assets in progress and advances	Total
2025
Net carrying amount - beginning of the year	1,142	38,229	4,491	1,742	11,296	2,964	59,864
Additions	24	70	532	384	6,080	1,612	8,702
Depreciation capitalized				8	259		267
Depreciation (*)	(60)	(5,295)	(614)				(5,969)
Impairments	(10)	(822)	(225)		(307)	(374)	(1,738)
Reversals		30	109		24	42	205
Write-off			(1)	(13)		(2)	(16)
Currency translation differences	(2)	(4,092)	(132)	(178)	(1,065)	(24)	(5,493)
Initial recognition and changes in estimates	(2)	75	11	(8)	174	29	279
Changes in the scope of consolidation	10		5			(224)	(209)
Transfers	40	7,382	815	(128)	(7,254)	(855)
Other changes	(5)	(2,023)	(317)	(258)	(3,261)	508	(5,356)
Net carrying amount - end of the year	1,137	33,554	4,674	1,549	5,946	3,676	50,536
Gross carrying amount - end of the year	4,444	115,147	33,421	1,549	8,355	6,276	169,192
Provisions for depreciation and impairments	3,307	81,593	28,747		2,409	2,600	118,656
2024
Net carrying amount - beginning of the year	1,111	37,421	4,588	1,568	9,682	1,929	56,299
Additions	31	20	255	419	5,546	1,728	7,999
Depreciation capitalized				28	260		288
Depreciation (*)	(57)	(5,668)	(575)				(6,300)
Impairments	(9)	(1,705)	(371)		(669)	(382)	(3,136)
Reversals		107	92		74	30	303
Write-off		(1)	(1)	(414)	(5)	(1)	(422)
Currency translation differences	1	2,071	49	91	554	8	2,774
Initial recognition and changes in estimates		35	6	(4)	62	(2)	97
Changes in the scope of consolidation - included entities	12	1,314	3	97	1,090	70	2,586
Changes in the scope of consolidation - excluded entities	(1)	(822)	(17)	(25)	(486)		(1,351)
Transfers	47	6,865	566	(6)	(6,859)	(613)
Other changes	7	(1,408)	(104)	(12)	2,047	197	727
Net carrying amount - end of the year	1,142	38,229	4,491	1,742	11,296	2,964	59,864
Gross carrying amount - end of the year	4,412	139,117	33,226	1,742	14,589	5,490	198,576
Provisions for depreciation and impairments	3,270	100,888	28,735		3,293	2,526	138,712

(*) Before capitalization of depreciation of tangible assets

Capital expenditures included capitalized finance expenses of €120 million (€220 million in 2024) related to the Exploration & Production segment for €76 million (€173 million in 2024) at an average interest rate of 3.2% (3.5% at December 31, 2024).

Capital expenditures primarily related to the Exploration & Production segment for €6,666 million (€6,033 million in 2024).

Investments for the purchase of plant and equipment under supplier financing arrangements which resulted in the classification of the related debt as financial liabilities were recorded in the line item “Other changes” (€1,371 million).

Capital expenditures by industry segment and geographical area of destination are reported in note 35 – Segment information and information by geographical area.

Depreciation other than that of oil&gas assets, relating to biorefineries, petrochemical plants, thermoelectric plants, photovoltaic or wind power systems, and other ancillary assets are calculated on a straight-line basis, based on their economic-technical lives.

The main depreciation rates adopted are included in the following ranges and have remained substantially unchanged compared to 2024:

(%)
Buildings	2 - 10
Refining and chemical plants	3 - 17
Gas pipelines and compression stations	4 - 12
Power plants	3 - 5
Other plant and machinery	6 - 12
Industrial and commercial equipment	5 - 25
Other assets	10 - 20

Plant and equipment used for the extraction and treatment of hydrocarbons were depreciated according to the UOP method, using as a basis for calculation the proved reserves estimated according to the criteria of the U.S. SEC, as well as volumes of unproved reserves in the case of facilities used in phased development projects or common facilities (see note 1 – Accounting standards, accounting estimates and significant judgements, section UOP depreciation, depletion and amortization). The production plans associated with the existing assets gradually deplete the SEC proved reserves recorded at the balance sheet date, as well as the additional volumes of unproved reserves, which are expected to be produced within approximately thirteen years.

Net impairment losses of property, plant and equipment mainly related: (i) to oil&gas properties in Congo (€332 million) and Ivory Coast (€179 million), which were aligned to the sale price as part of the E&P portfolio rationalization program as well as oil & gas properties in Italy, Turkmenistan, United Arab Emirates and USA in relation to reserve revisions and commodity price forecasts (total €564 million); (ii) expenditures incurred for compliance and stay-in-business at CGUs in the Refining and traditional Chemicals segment were completely written-off because those CGUs were impaired in previous reporting periods and continued lacking any profitability prospects, as well as polyethylene plants due to a structurally deteriorated profitability outlook (€413 million). In the three-year period 2023-2025, Eni booked impairment charges at all its oil-based petrochemicals complexes, driven by challenged market fundamentals, competitive disadvantages of the European industrial sector resulting from higher operating and energy costs compared to other geographies, and rising competitive pressures from operators benefiting of larger scale and lower feedstock costs amid global overcapacities. A transformation and industrial reconversion plan for Eni's chemical segment is underway, leveraging proprietary technologies and the development of profitable business lines such as biochemistry, recycled chemicals and compounding, while traditional sites that are no longer competitive are being shut down or reconverted to transition businesses.

More information about Eni’s impairment review and the sensitivity of the outcome to different commodities scenarios is reported in note 15 – Impairments of tangible and intangible assets and right-of-use assets. Sensitivity of outcomes to decarbonization scenarios.

Currency translation differences related to subsidiaries utilizing the U.S. dollar as functional currency (€5,445 million).

Initial recognition and change in estimates include the increase in the asset retirement cost of tangible assets in the Exploration & Production segment due to the increase in abandonment cost estimates and start of new projects, partially offset by the decrease in discount rates, particularly of the U.S. dollar.

Changes in the scope of consolidation related to the divestment of €222 million in connection with the loss of control of Eni CCUS Holding Ltd. Further information on the transaction is provided in note 5 – Business combinations and other significant transactions.

Other changes include: (i) the sale of oil and gas assets in Ivory Coast for €1,160 million; (ii) the reclassification of oil and gas assets in Indonesia and in the United Arab Emirates to assets held for sale for €5,850 million, which are planned to be contributed in exchange of shareholdings in newly established equity-accounted entities with other operators in 2026, as well as in Congo and Ivory Coast in connection with ongoing divestments procedures. The carrying amounts of these portions of undivided properties have been aligned with the expected fair value of the sale. Further information is provided in note 25 – Assets held for sale and directly associated liabilities.

Transfers from E&P tangible assets in progress to E&P UOP wells, plant and equipment related for €6,280 million to the commissioning of wells, plants and equipment primarily in Congo, Ivory Coast, Egypt, Kazakhstan, Indonesia, Italy, Algeria and Mexico.

Exploration and appraisal activities included write-offs for €13 million of previously capitalized exploration wells pending economic and technical evaluation in Oman, Algeria and Nigeria.

Exploration and appraisal activities related for €1,441 million to the costs of suspended exploration wells pending final determination of commerciality based on management’s continuing commitment and for €108 million to costs of exploration wells in progress at the end of the year.

Changes relating to suspended wells are reported below:

(€ million)	2025	2024	2023
Costs for exploratory wells suspended - beginning of the year	1,662	1,391	1,085
Increases for which is ongoing the determination of proved reserves	347	485	834
Amounts previously capitalized and expensed in the year	(11)	(362)	(388)
Reclassification to successful exploratory wells following the estimation of proved reserves	(128)	(4)	(72)
Disposals	(79)	(7)	(3)
Changes in the scope of consolidation		76
Currency translation differences	(167)	83	(40)
Other changes	(183)		(25)
Costs for exploratory wells suspended - end of the year	1,441	1,662	1,391

The following information relates to the stratification of the suspended wells pending final determination (ageing):

	2025		2024		2023
	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	218	5.8	253	4.4	417	7.9
- between 1 and 3 years	419	8.3	604	11.3	347	6.1
- beyond 3 years	804	16.0	805	18.2	627	14.5
	1,441	30.1	1,662	33.9	1,391	28.5
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	218	5.8	253	4.4	417	7.9
- fields for which the delineation campaign is in progress	826	13.3	1,053	16.1	804	14.0
- fields including commercial discoveries that are progressing to a FID	397	11.0	356	13.4	170	6.6
	1,441	30.1	1,662	33.9	1,391	28.5

The capitalized costs for suspended wells relating to fields including wells drilled over the last twelve months referred to ten leases for which the evaluation of results is still in progress.

The capitalized costs for suspended wells relating to fields for which the delineation campaign is in progress referred for approximately €520 million to nine leases for which appraising activities and negotiations are ongoing to unlock the subsequent project phases; the remaining amounts are related to five leases for which drilling activities are underway or firmly planned for the near future.

Suspended wells costs pending a final investment decision primarily related to initiatives in Congo, Nigeria and United Arab Emirates.

Unproved mineral interests, comprised of assets in progress of the Exploration & Production segment, include the purchase price allocated to unproved reserves following business combinations or acquisition of individual properties.

Unproved mineral interests were as follows:

(€ million)	Congo	Nigeria	USA	Algeria	Egypt	United Arab Emirates	Italy	Indonesia	Netherlands	Tunisia	Australia	Total
2025
Carrying amount - beginning of the year	16	981	77	187	3	445	2	848	120			2,679
Additions		27		63				115		7	3	215
Net (impairments) reversals	(4)		(36)			(22)	(2)		(8)			(72)
Reclassification to Proved Mineral Interest		(20)		(100)		(54)		(804)	(88)			(1,066)
Currency translation differences and other changes	(3)	(114)	(8)	(20)	(1)	(137)		(124)			19	(388)
Carrying amount - end of the year	9	874	33	130	2	232		35	24	7	22	1,368
2024
Carrying amount - beginning of the year	429	924	23	215	2	475	2	89				2,159
Additions					15			709	120			844
Net (impairments) reversals	(421)		74		(5)							(352)
Reclassification to Proved Mineral Interest		(2)	(24)	(40)	(9)	(58)						(133)
Currency translation differences and other changes	8	59	4	12		28		50				161
Carrying amount - end of the year	16	981	77	187	3	445	2	848	120			2,679

Unproved mineral interests comprised the net book value of the Oil Prospecting License 245 property (“OPL 245”), offshore Nigeria, whose exploration period expired on May 11, 2021. The book value of €1,141 million included €835 million as the purchase price paid in 2011 to the Nigerian Government to acquire a 50% interest in the asset and the subsequent capitalized exploration costs and pre-development costs. A lengthy and complex criminal proceeding before the Court of Milan was definitively resolved in favor of Eni, which related to alleged crimes of international corruption regarding the purchase of the license. An arbitration started by Eni before an ICSID tribunal (the International Centre for Settlement of Investment Disputes) to protect the value of the investment, claiming the Company’s right to obtain the conversion of the license into an Oil Mining Lease has been put on hold as the parties have been exploring a possible agreement to set economic terms and conditions to develop the property’s reserves. The agreement was signed in early March 2026, with the parties waiving all pending claims relating to the asset, including the arbitration proceedings. The estimated recoverable value of the asset, based on the agreed economic terms of development of the license reserves, has confirmed the resilience of the book value.

The reclassification of unproved mineral interests to proved mineral interests mainly referred to Indonesia following the final investment decision of some projects with the consequent recognition of proved reserves.

Accumulated provisions for impairments amounted to €20,250 million (€22,205 million at December 31, 2024).

Property, plant and equipment include assets subject to operating leases for €270 million, essentially relating to service stations of the Enilive business line.

As of December 31, 2025, Eni pledged property, plant and equipment for €24 million to guarantee payments of excise duties (same amount as of December 31, 2024).

Government grants recorded as a decrease of property, plant and equipment amounted to €99 million (€88 million at December 31, 2024).

Contractual commitments related to the purchase of property, plant and equipment are disclosed in note 28 – Guarantees, commitments and risks – Liquidity risk.

Property, plant and equipment under concession arrangements are described in note 28 – Guarantees, commitments and risks.